SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                 SCHEDULE 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended :  December 31, 2004

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Morgan Stanley Credit Products Ltd
Address: P.O. Box 309GT Ugland House , South Church Street
         George Town, Grand Cayman Cayman Islands

13F File Number:

March 2005

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the form is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Jonathan Dorfman
TITLE: Morgan Stanley Credit Products Ltd
PHONE: 212-761-1243

Signature, Place, and Date of Signing

/s/ Jonathan Dorfman
----------------------------
New York, NY 10036
May 15, 2005

Report Type  (Check only one):

[   ]    13F Holdings Report

[ X ]    13F Notice

[   ]    13F Combination Report








List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.